SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Office furniture and equipment [Member]
Estimated useful life of the related asset	10 years	5 years
Machinery and equipment [Member]
Estimated useful life of the related asset		5 years
Software and hardware [Member]
Estimated useful life of the related asset		5 years
Computer equipment and software [Member]
Estimated useful life of the related asset	5 years